Property Plant and Equipment - Summary of Changes in Property Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	$ 16,003	$ 16,413
Amount at end of year	17,510	16,003	$ 16,413
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	65,820	63,346	62,490
Increases	4,459	2,666	1,325
Translation effect	(682)	(232)	(373)
Adjustment for inflation	889	535	329
Decreases, reclassifications and other movements	(422)	(495)	(425)
Amount at end of year	70,064	65,820	63,346
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	49,043	46,021	43,140
Increases	2,724	3,041	3,061
Translation effect	(351)	(118)	(187)
Adjustment for inflation	460	271	166
Decreases, reclassifications and other movements	(73)	(172)	(159)
Amount at end of year	51,803	49,043	46,021
Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	16,777	17,325	19,350
Amount at end of year	18,261	16,777	17,325
Land and buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	1,343	1,282	1,291
Increases	1	7	2
Translation effect	(86)	(28)	(50)
Adjustment for inflation	111	68	44
Decreases, reclassifications and other movements	26	14	(5)
Amount at end of year	1,395	1,343	1,282
Land and buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	656	616	611
Increases	29	26	28
Translation effect	(44)	(15)	(24)
Adjustment for inflation	59	35	22
Decreases, reclassifications and other movements		(6)	(21)
Amount at end of year	700	656	616
Land and buildings [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	687	666	680
Amount at end of year	695	687	666
Mining Property, Wells and Related Equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	47,757	46,154	44,967
Increases	278	38	(157)
Decreases, reclassifications and other movements	2,052	1,565	1,344
Amount at end of year	50,087	47,757	46,154
Mining Property, Wells and Related Equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	40,216	37,897	35,551
Increases	2,123	2,468	2,467
Decreases, reclassifications and other movements	(45)	(149)	(121)
Amount at end of year	42,294	40,216	37,897
Mining Property, Wells and Related Equipment [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	7,541	8,257	9,416
Amount at end of year	7,793	7,541	8,257
Refinery equipment and petrochemical plants [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	8,327	8,128	7,905
Increases	69	51	26
Decreases, reclassifications and other movements	281	148	197
Amount at end of year	8,677	8,327	8,128
Refinery equipment and petrochemical plants [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	5,121	4,766	4,382
Increases	374	356	384
Decreases, reclassifications and other movements	(1)	(1)
Amount at end of year	5,494	5,121	4,766
Refinery equipment and petrochemical plants [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	3,206	3,362	3,523
Amount at end of year	3,183	3,206	3,362
Transportation equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	490	455	452
Increases	9	6	1
Translation effect	(23)	(7)	(12)
Adjustment for inflation	31	17	10
Decreases, reclassifications and other movements	21	19	4
Amount at end of year	528	490	455
Transportation equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	337	318	300
Increases	25	22	24
Translation effect	(15)	(5)	(7)
Adjustment for inflation	20	11	6
Decreases, reclassifications and other movements	(8)	(9)	(5)
Amount at end of year	359	337	318
Transportation equipment [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	153	137	152
Amount at end of year	169	153	137
Materials and equipment in warehouse [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	1,058	1,068	1,044
Increases	944	618	471
Translation effect	(9)	(3)	(7)
Adjustment for inflation	12	7	5
Decreases, reclassifications and other movements	(810)	(632)	(445)
Amount at end of year	1,195	1,058	1,068
Materials and equipment in warehouse [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	1,058	1,068	1,044
Amount at end of year	1,195	1,058	1,068
Drilling and work in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	2,819	2,663	3,254
Increases	3,080	1,913	956
Translation effect	(28)	(22)	(35)
Adjustment for inflation	36	50	30
Decreases, reclassifications and other movements	(2,027)	(1,785)	(1,542)
Amount at end of year	3,880	2,819	2,663
Drilling and work in progress [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	2,819	2,663	3,254
Amount at end of year	3,880	2,819	2,663
Exploratory Drilling in Progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	42	47	190
Increases	43	22	2
Decreases, reclassifications and other movements	(47)	(27)	(145)
Amount at end of year	38	42	47
Exploratory Drilling in Progress [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	42	47	190
Amount at end of year	38	42	47
Furniture, fixtures and installations [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	807	748	686
Increases	1	1	1
Translation effect	(14)	(5)	(6)
Adjustment for inflation	18	10	7
Decreases, reclassifications and other movements	20	53	60
Amount at end of year	832	807	748
Furniture, fixtures and installations [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	701	641	587
Increases	56	55	57
Translation effect	(12)	(4)	(7)
Adjustment for inflation	16	9	6
Decreases, reclassifications and other movements			(2)
Amount at end of year	761	701	641
Furniture, fixtures and installations [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	106	107	99
Amount at end of year	71	106	107
Selling equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	1,319	1,265	1,173
Decreases, reclassifications and other movements	24	54	92
Amount at end of year	1,343	1,319	1,265
Selling equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	869	802	740
Increases	67	67	62
Decreases, reclassifications and other movements	(11)
Amount at end of year	925	869	802
Selling equipment [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	450	463	433
Amount at end of year	418	450	463
Infrastructure for Natural Gas Distribution [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	995	763	747
Increases			19
Translation effect	(418)	(138)	(216)
Adjustment for inflation	547	318	192
Decreases, reclassifications and other movements	35	52	21
Amount at end of year	1,159	995	763
Infrastructure for Natural Gas Distribution [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	509	400	400
Increases	19	19	15
Translation effect	(213)	(72)	(115)
Adjustment for inflation	279	167	103
Decreases, reclassifications and other movements	(8)	(5)	(3)
Amount at end of year	586	509	400
Infrastructure for Natural Gas Distribution [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	486	363	347
Amount at end of year	573	486	363
Other Property [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	863	773	781
Increases	34	10	4
Translation effect	(104)	(29)	(47)
Adjustment for inflation	134	65	41
Decreases, reclassifications and other movements	3	44	(6)
Amount at end of year	930	863	773
Other Property [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	634	581	569
Increases	31	28	24
Translation effect	(67)	(22)	(34)
Adjustment for inflation	86	49	29
Decreases, reclassifications and other movements		(2)	(7)
Amount at end of year	684	634	581
Other Property [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	229	192	212
Amount at end of year	$ 246	$ 229	$ 192